Acquisition of Bao Li Gaming Promotion Limited (Tables)	6 Months Ended
Jun. 30, 2016
Schedule of Purchase Price Allocation
As of November 10, 2010, the total estimated purchase price of $75,973,890, consisting of $9 million in cash, 1.5 million Ordinary Shares valued at $10.74 per share for a value of $16,110,000, and estimated contingent consideration of $50,863,890 consisting of contingent cash and Ordinary Shares, was allocated based on valuations performed to determine the fair values of the acquired assets, as follows:

Gaming License Deposit	$12,446
Bad Debt Guarantee	466,116
Non-Compete agreement (fully impaired during three months ended June 30, 2016. See Note 4)	792,304
Profit interest agreement (fully impaired during three months ended June 30, 2016. See Note 4)	59,694,600
Goodwill (fully impaired during three months ended June 30, 2015)	15,008,424

Total Estimated Purchase Price	$75,973,890

Bao Li Gaming [Member]
Schedule Of Incentive Shares and Additional Incentive Shares Issued
The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Bao Li Purchase Agreement) shall be released and issued to the Bao Li Seller as follows:

	Rolling Chip
	Turnover Target
	For Base	Base Earnout	Base	Incremental
	Earnout	Cash	Earnout	Earnout
Year	Payments	Payments	Shares	Payment
2013	$2,500,000,000	$13,000,000	625,000	*
2014	$2,500,000,000	$13,000,000	625,000	*
2015	$2,500,000,000	$13,000,000	625,000	*

* For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued.

Schedule of Purchase Price Allocation
As of September 12, 2012, the total estimated purchase price of $48,007,120 consisting of $15,146,026 in cash, and estimated contingent consideration of $32,861,094 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:
Gaming License Deposit	$12,520
Cash and Incentive Receivables	146,026
Bad Debt Guarantee	122,381
Non-Compete agreement (fully impaired during three months ended June 30, 2016. See Note 4)	723,484
Profit interest agreement (fully impaired during three months ended June 30, 2016. See Note 4)	45,016,159
Goodwill (fully impaired during three months ended June 30, 2015)	1,986,550

Total Estimated Purchase Price	$48,007,120

Schedule of Earnout Cash and Earnout Ordinary Shares Earned and Issued
Bao Li achieved the rolling chip target for 2013, 2014 and 2015, and Earnout cash and Earnout Ordinary Shares earned and issued are as follows:

				Incremental
	Base Earnout	Base Earnout	Incremental Earnout	Earnout
Year	Cash Payments	Shares Issued	Cash Payments	Shares Issued
2013	$13,000,000	625,000	$13,000,000	625,000
2014	$13,000,000	625,000	$8,320,000	400,000
*2015	$13,000,000	625,000	$520,000	25,000

*It is anticipated that the cash payment and shares issuance for the 2015 earnout will be made in the fourth quarter of 2016.